BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of property and Equipment

Useful Lives
Asset	(In Years)
Computer software and office and computer equipment	3 - 5
Machinery and equipment, automobiles, furniture, and fixtures	3 - 15
Leasehold improvements	Over the term of the lease or the life of the asset, whichever is shorter

The following table provides the percentage of total revenues attributable to a single customer from which 10

The following table provides the percentage of total revenue attributable to a single customer from which 10% or more of total revenue is derived:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2022		September 30, 2022
	Total Revenue	Percentage of	Total Revenue	Percentage of
	by Major	Total Company	by Major	Total Company
	Customers	Revenue	Customer	Revenue
Customer A	$300,000	27%	$563,000	14%

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2021		September 30, 2021
	Total Revenue	Percentage of	Total Revenue	Percentage of
	by Major	Total Company	by Major	Total Company
	Customer	Revenue	Customer	Revenue
Customer A	$279,000	25%	$933,000	22%

T U R N O N G R E E N I N C [Member]
Schedule of property and Equipment

Useful Lives
Asset	(In Years)

Computer software and office and computer equipment	3 - 5
Machinery and equipment, automobiles, furniture, and fixtures	3 - 10
Leasehold improvements	Over the term of the lease or the life of the asset, whichever is shorter

The following table provides the percentage of total revenues attributable to a single customer from which 10

The following table provides the percentage of total revenues attributable to a single customer from which 10% or more of total revenues are derived:

	For the Year Ended December 31, 2021

	Total Revenues	Percentage of
	by Major	Total Company
	Customers	Revenues
Customer A	$933,000	17%
Customer B	$628,000	12%

	For the Year Ended December 31, 2020
	Total Revenues	Percentage of
	by Major	Total Company
	Customers	Revenues
Customer A	$883,000	16%
Customer B	$559,000	10%